Accounts payable and accrued liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 21.0	$ 26.5
Accrued fixed assets	37.7	35.4
Accrued expenses	9.3	4.4
Accrued compensation	9.9	9.6
Accounts payable and accrued liabilities	$ 77.9	$ 75.9